Cover	May 15, 2026	May 11, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date		May 11, 2026
Entity Registrant Name	CRH public limited company
Entity Incorporation, State or Country Code	L2
Entity File Number	001-32846
Entity Tax Identification Number	98-0366809
Entity Address, Address Line One	Stonemason's Way
Entity Address, Address Line Two	Rathfarnham
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D16 KH51
Entity Address, Country	IE
City Area Code	+353
Local Phone Number	1 404 1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000849395
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares of €0.32 each
Trading Symbol	CRH
Security Exchange Name	NYSE
Six Point Four Percent Notes Due 2033
Document Information [Line Items]
Title of 12(b) Security	6.400% Notes due 2033
Trading Symbol	CRH/33A
Security Exchange Name	NYSE
Five Point Two Percent Guaranteed Notes Due 2029
Document Information [Line Items]
Title of 12(b) Security	5.200% Guaranteed Notes due 2029
Trading Symbol	CRH/29
Security Exchange Name	NYSE
Five Point One Two Five Percent Guaranteed Notes Due 2030
Document Information [Line Items]
Title of 12(b) Security	5.125% Guaranteed Notes due 2030
Trading Symbol	CRH/30
Security Exchange Name	NYSE
Five Point Four Percent Guaranteed Notes Due 2034
Document Information [Line Items]
Title of 12(b) Security	5.400% Guaranteed Notes due 2034
Trading Symbol	CRH/34
Security Exchange Name	NYSE
Five Point Five Percent Guaranteed Notes Due 2035
Document Information [Line Items]
Title of 12(b) Security	5.500% Guaranteed Notes due 2035
Trading Symbol	CRH/35
Security Exchange Name	NYSE
Five Point Eight Seven Five Percent Guaranteed Notes Due 2055
Document Information [Line Items]
Title of 12(b) Security	5.875% Guaranteed Notes due 2055
Trading Symbol	CRH/55
Security Exchange Name	NYSE
Four Point Four Percent Guaranteed Notes Due 2031
Document Information [Line Items]
Title of 12(b) Security	4.400% Guaranteed Notes due 2031
Trading Symbol	CRH/31
Security Exchange Name	NYSE
Five Point Zero Percent Guaranteed Notes Due 2036
Document Information [Line Items]
Title of 12(b) Security	5.000% Guaranteed Notes due 2036
Trading Symbol	CRH/36
Security Exchange Name	NYSE
Five Point Six Percent Guaranteed Notes Due 2056
Document Information [Line Items]
Title of 12(b) Security	5.600% Guaranteed Notes due 2056
Trading Symbol	CRH/56
Security Exchange Name	NYSE